ORIX Corporation Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Number of Shares Issued

Changes in the number of shares issued in fiscal 2011, 2012 and 2013 are as follows:

	Number of shares
	2011	2012	2013
Beginning balance	1,102,299,480	1,102,458,460	1,102,544,220
Exercise of stock options	140,000	77,000	499,000
Conversion of convertible bonds	18,980	8,760	145,671,540

Ending balance	1,102,458,460	1,102,544,220	1,248,714,760